Geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Revenue by Geographic Area
The following table presents revenue by geographic area, the PRC, Indonesia and all other countries, based on the geographic location for the years ended December 31, 2021, 2022 and 2023. No revenue resulting from an individual country other than the PRC and Indonesia accounted for more than
10
% of revenue for the presented years.

	2021	2022	2023
Total Revenue
The PRC	8,643,683	9,984,500	10,410,574
Indonesia	701,642	1,067,429	1,885,586
Others	124,803	82,274	251,285

	9,470,128	11,134,203	12,547,445